Segments - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Retail banking [member]
Disclosure of operating segments [line items]
Turnover from Small business customers	£ 6.5
Corporate and commercial banking [member] | Bottom of Range [member]
Disclosure of operating segments [line items]
Annual turnover of business	6.5
Corporate and commercial banking [member] | Top of Range [member]
Disclosure of operating segments [line items]
Annual turnover of business	500.0
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Annual turnover of business	£ 500.0